STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details Textual) (USD $)	1 Months Ended				0 Months Ended	1 Months Ended									2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended					140 Months Ended	147 Months Ended							1 Months Ended		6 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	2 Months Ended		6 Months Ended		12 Months Ended																	0 Months Ended	3 Months Ended	1 Months Ended	6 Months Ended	146 Months Ended			1 Months Ended				6 Months Ended	12 Months Ended							2 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Oct. 31, 2013	May 31, 2013	Apr. 30, 2013	Mar. 15, 2013	Jan. 31, 2013	Nov. 30, 2012	Jan. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Oct. 31, 2009	Jul. 31, 2007	Mar. 31, 2007	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2002	Dec. 31, 2013	Aug. 04, 2014	Feb. 28, 2014	Sep. 11, 2013	Jan. 15, 2013	Mar. 28, 2012	Sep. 07, 2011	Jun. 22, 2010	Apr. 30, 2012 Amuel Herschkowitz [Member]	Feb. 28, 2014 Amuel Herschkowitz [Member]	Jun. 30, 2014 SOK Partners, LLC, [Member]	Jun. 30, 2013 SOK Partners, LLC, [Member]	Feb. 28, 2014 Chief Executive Officer [Member]	Jan. 31, 2014 Chief Executive Officer [Member]	Mar. 31, 2014 Preferred Holder [Member]	Jun. 30, 2014 Preferred Holder [Member]	Mar. 31, 2014 Warrant Holder [Member]	Jun. 30, 2014 Warrant Holder [Member]	Jan. 31, 2013 Private Placement [Member]	Jun. 30, 2013 Private Placement [Member]	Jun. 30, 2013 Private Placement 2 [Member]	Jun. 30, 2013 Private Placement 2 [Member]	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]		Dec. 31, 2012 Warrant [Member]		Dec. 31, 2011 Warrant [Member]		Dec. 31, 2010 Warrant [Member]		Dec. 31, 2009 Warrant [Member]		Dec. 31, 2008 Warrant [Member]		Dec. 31, 2007 Warrant [Member]		Dec. 31, 2006 Warrant [Member]		Jun. 30, 2014 Warrant [Member] SOK Partners, LLC, [Member]	Mar. 15, 2013 Warrant [Member] Private Placement [Member]	Mar. 31, 2013 Warrant [Member] Private Placement [Member]	Feb. 04, 2014 Series A Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A Convertible Preferred Stock [Member]	Jun. 30, 2014 Series A Convertible Preferred Stock [Member]	Sep. 10, 2013 Stock Incentive Plan 2012 [Member]	Apr. 15, 2013 Stock Incentive Plan 2012 [Member]	Nov. 30, 2012 Convertible Notes One [Member]	Nov. 30, 2012 Convertible Notes Two [Member]	Nov. 30, 2012 Convertible Notes Three [Member]	Nov. 30, 2012 Convertible Note Four [Member]	Jun. 30, 2014 Stock Options and Warrants [Member]	Dec. 31, 2013 Stock Options and Warrants [Member]	Dec. 31, 2012 Stock Options and Warrants [Member]	Dec. 31, 2011 Stock Options and Warrants [Member]	Dec. 31, 2013 Stock Options and Warrants One [Member]	Dec. 31, 2012 Stock Options and Warrants One [Member]	Dec. 31, 2013 Stock Options and Warrants Two [Member]	Dec. 31, 2012 Stock Options and Warrants Two [Member]	Sep. 30, 2013 Minimum [Member]	Jun. 30, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Sep. 10, 2013 Minimum [Member]	Jun. 30, 2014 Minimum [Member] Warrant [Member]	Dec. 31, 2013 Minimum [Member] Warrant [Member]	Jun. 30, 2014 Minimum [Member] Stock Options and Warrants [Member]	Dec. 31, 2013 Minimum [Member] Stock Options and Warrants [Member]	Dec. 31, 2012 Minimum [Member] Stock Options and Warrants [Member]	Dec. 31, 2011 Minimum [Member] Stock Options and Warrants [Member]	Sep. 30, 2013 Maximum [Member]	Jun. 30, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Sep. 10, 2013 Maximum [Member]	Jun. 30, 2014 Maximum [Member] Warrant [Member]	Dec. 31, 2013 Maximum [Member] Warrant [Member]	Jun. 30, 2014 Maximum [Member] Stock Options and Warrants [Member]	Dec. 31, 2013 Maximum [Member] Stock Options and Warrants [Member]	Dec. 31, 2012 Maximum [Member] Stock Options and Warrants [Member]	Dec. 31, 2011 Maximum [Member] Stock Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life																					6 months		2 years 6 months																																																							5 years	3 years		10 years	5 years		10 years		2 years		2 years 6 months				5 years			3 years		6 years 6 months		7 years 6 months				10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum																			0.13%		0.13%			2.00%																																																					1.44%			0.34%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum																			2.97%		2.97%			4.50%																																																					2.75%			2.44%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																			0.00%		0.00%			0.00%																																																					0.00%	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																								53.00%																																																					59.00%			54.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum																								66.00%																																																					66.00%			66.00%
Issued - Average Exercise Price																																																$ 0.27	$ 0.12	[1]	$ 0.15	[1]	$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]																							$ 0.119	$ 0.102		$ 0.01	$ 0.01	$ 0.0586		$ 0.0111	$ 0.0126			$ 0.242	$ 0.336		$ 0.769	$ 0.769	$ 0.1837		$ 0.096	$ 0.3412
Convertible Debt, Issuance Of Warrants														$ 100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Volatility Description																			The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach		The Company compiled historical volatilities over a period of 2 to 7 years of 15 small-cap medical companies traded on major exchanges and 10 mid-range medical companies on the OTC Bulletin Board and combined the results using a weighted average approach.
Amortization of debt discount							33,469	47,908	7,232	15,553	96,613	30,150	92,700	40,242		275,640			0	92,538	413,695	57,518				756,497
Debt Instrument Convertible Remaining Discount Amortization Period 1								24 months	24 months	18 months	22 months	24 months		5 years
Convertible Bridge Debt, Issuance Of Warrants													170,000
Debt Instrument, Maturity Date													Apr. 30, 2008
Proceeds from Issuance of Debt								50,000	16,800	32,000	200,000	100,000																																																													27,500	27,500	51,243	50,000
Warrants Issued During Period, Shares, In Connection With Convertible Debt								1,595,239	200,000	320,000	1,111,112	200,000
Equity Issuance Per Share Amount							$ 0.10	$ 0.20	$ 0.084	$ 0.18	$ 0.46	$ 0.65														$ 1.67	$ 1.67
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																							1.37%																																																																						0.78%	0.33%										2.04%	1.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																			59.00%		54.00%		63.00%																																																								54.00%		59.00%	59.00%	66.00%	66.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																					27,658,652					27,658,652										31,341,741
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																					$ 0.085					$ 0.085										$ 0.10
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested and Expected To Vest, Outstanding, Weighted Average Remaining Contractual Term 1																					8 years 9 months 18 days															8 years 9 months 14 days
Share-based Compensation Expense																					3,700,070	830,372														352,762	1,378,541
Employee Service Share-Based Compensation, Nonvested Awards, Total Compensation Cost Not Yet Recognized, Stock Options																					166,905					166,905										259,398
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1																					22 months															18 months
Stockholders' Equity, Reverse Stock Split																								Under theterms of the Company's agreement with investors in the October 2008 financing, 1,920,000 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the "Founders"). Since the total of the Company's fully diluted shares of common stock was greater than 1,920,000 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 1,920,000 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705. On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 20,000,000 was proportionately divided by 1.2545 to arrive at 15,942,607. On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 15,942,607 was proportionately divided by 1.33177 to arrive at 11,970,994 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 11,970,994 to 40,000,000, which was approved by the Companys shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.
Common stock, shares authorized																			800,000,000		800,000,000	800,000,000				800,000,000				300,000,000		200,000,000	80,000,000																																						100,000,000	50,000,000																	300,000,000											800,000,000
Convertible Note Conversion Price						$ 0.12																																							$ 0.18
Debt Instrument, Face Amount							156,243																																					300,000		1,000,000	1,000,000
Convertible Notes Converted Into Common Stock			1,116,084			2,500,000																																						2,500,000		6,000,000	4,611,111
Debt Instrument, Convertible, Conversion Price				$ 0.10		$ 0.12																							$ 0.014		$ 0.065													$ 0.15
Accumulated discounts on current portion of convertible debt (in dollars)						77,644															0	21,138				0
Debt Instrument, Convertible, Effective Interest Rate																					24.00%					24.00%																		8.00%		8.00%	8.00%
Shares Grants Increase For Threshold																																																																								20,000,000
Shares issued under PPM to five investors at $.07 per share (in shares)					7,142,858													7,142,857																																																7,142,858	7,142,857
Shares issued under PPM to five investors					$ 0.07													$ 0.07			$ 0.07
Common stock, par value (in dollars per share)			$ 0.01		$ 0.01														$ 0.01		$ 0.01	$ 0.01				$ 0.01
Warrants Exercise Price		$ 0.25	$ 0.10		$ 0.08										$ 0.10	$ 0.18																															$ 0.198																			$ 0.15	$ 0.15																		$ 0.15											$ 0.46
Shares issued under PPM to five investors at $.07 per share																					500,000																																													500,000	500,000
Warrants Issued To Purchase Common Stock																				444,444
Debt Instrument Interest							11,169
Stock Issued During Period, Shares, New Issues			357,163	1,041,622																														7,500,000				25,000																															20,550
CommonStocksharesIssuedToConsultantExercisingOptions				200,000		200,000
Common stock issued to former CEO exercising option, par value				$ 0.01																	$ 0.01
Common stock issued to former consultant exercising option, Par value				$ 0.01																	$ 0.01
Common stock shares issued to CEO exercising options.				333,330
Stock Issued During Period, Value, Issued To Twenty Four Warrant Holders															1,044,490						1,044,490
Stock Issued During Period, Shares, Issued To Twenty Four Warrant Holders															10,444,898
Issuance of net exercise provision shares															6,533,788
Share Based Compensation Arrangement By Share Based Payment Award Warrant Vested And Expected To Vest Exercisable Number																					34,643,829					34,643,829
Shares Issued To One Warrant Holder Exercised At Reduced Par Value		$ 0.125																			$ 0.125
Stock Issued During Period Value Issued To One Warrant Holders		125,000																			125,000
Stock Issued During Period Shares Issued To One Warrant Holders		1,000,000
Stock Issued During Period, Value, New Issues																									5,000													19,231																														2,055,000		2,055,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price																																							$ 167									$ 0.13	$ 0.11	[1]	$ 0.01	[1]			$ 0.46	[1]												$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			1,615,383								4,615,385	1,600,000							111,111			3,846																											407,318
Convertible Preferred Stock, Terms of Conversion																			Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $0.26, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the New Issuance Price), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $0.13 or reduced to a price level that would be in breach of the listing rules of any stock exchange
Beneficial Ownership Limitation, Percentage																			4.99%
Preferred Shareholders, Receivable, Upon Any Liquidation, Description																			an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.325									$ 0.325							$ 0.27							$ 0.15																							$ 0.165
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period																																							325,187			333,334	279,366					2,220,831	17,901,127	[1]	71,826	[1]			128,571	[1]
Cashless Exercise Of Common Stock Warrants Total																	1,158,131
Preferred Stock, Dividend Rate, Percentage	6.00%
Stock Issued During Period, Shares, Conversion Of Convertible Securities																																								72,760	116,934
Cashless Exercise Of Common Stock Shares Issued	250,000
Debt Instrument, Unamortized Discount																			$ 46,072		$ 0					$ 0																						$ 23,876

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.